CONDENSED CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Net Sales	$ 394.2	$ 410.7	$ 1,672.1	$ 1,677.5	$ 1,684.0
Cost of products sold	262.1	255.7	1,123.5	1,065.3	1,081.5
Gross Profit	132.1	155.0	548.6	612.2	602.5
Research and development expenses	6.0	8.3	33.6	37.9	33.0
Selling and general expenses	97.2	85.5	424.5	351.4	343.0
Other income, net	(12.0)	(0.5)	(3.8)	(2.4)	(1.5)
Operating Profit	40.9	61.7	94.3	225.3	228.0
Interest income	0.1	1.0	2.9	2.6	2.6
Interest expense	(8.3)	0.0	(6.0)	(0.1)	(0.8)
Income Before Income Taxes	32.7	62.7	91.2	227.8	229.8
Provision for income taxes	(11.0)	(21.3)	(64.1)	(73.2)	(77.2)
Net (Loss) Income	$ 21.7	$ 41.4	$ 27.1	$ 154.6	$ 152.6
Per Share Basis (dollars per share)
Basic	$ 0.47	$ 0.89	$ 0.58	$ 3.32	$ 3.28
Diluted	$ 0.46	$ 0.89	$ 0.58	$ 3.32	$ 3.28